Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Schedule Of Long-Term Debt

	December 31,
(in millions)	2011	2010
PG&E Corporation
Senior notes, 5.75%, due 2014	350	350
Unamortized discount	(1)	(1)

Total senior notes	349	349

Total PG&E Corporation long-term debt	349	349

Utility
Senior notes:
4.20% due 2011	-	500
6.25% due 2013	400	400
4.80% due 2014	1,000	1,000
5.625% due 2017	700	700
8.25% due 2018	800	800
3.50% due 2020	800	800
4.25% due 2021	300	-
3.25% due 2021	250	-
6.05% due 2034	3,000	3,000
5.80% due 2037	950	950
6.35% due 2038	400	400
6.25% due 2039	550	550
5.40% due 2040	800	800
4.50% due 2041	250	-
Less: current portion	-	(500)
Unamortized discount, net of premium	(51)	(52)

Total senior notes, net of current portion	10,149	9,348

Pollution control bonds:
Series 1996 C, E, F, 1997 B, variable rates (1), due 2026 (2)	614	614
Series 1996 A, 5.35%, due 2016 (3)	-	200
Series 2004 A-D, 4.75%, due 2023 (3)	345	345
Series 2009 A-D, variable rates (4), due 2016 and 2026 (5)	309	309
Series 2010 E, 2.25%, due 2026 (6)	50	50
Less: current portion	(50)	(309)

Total pollution control bonds	1,268	1,209

Total Utility long-term debt, net of current portion	11,417	10,557

Total consolidated long-term debt, net of current portion	$11,766	$10,906

(1) At December 31, 2011, interest rates on these bonds and the related loans ranged from 0.03% to 0.05%.

(2) Each series of these bonds is supported by a separate letter of credit that expires on May 31, 2016. Although the stated maturity date is 2026, each series will remain outstanding only if the Utility extends or replaces the letter of credit related to the series or otherwise obtains consent from the issuer to the continuation of the series without a credit facility.

(3) The Utility has obtained credit support from an insurance company for these bonds.

(4) At December 31, 2011, interest rates on these bonds and the related loans ranged from 0.02% to 0.05%.

(5) Each series of these bonds is supported by a separate direct-pay letter of credit that expires on May 31, 2016. Subject to certain requirements, the Utility may choose not to provide a credit facility without issuer consent.

(6) These bonds bear interest at 2.25% per year through April 1, 2012; are subject to mandatory tender on April 2, 2012; and may be remarketed in a fixed or variable rate mode.

Schedule Of Long-Term Debt Repayments
	00000000	00000000	00000000	00000000	00000000	00000000	00000000
(in millions, except interest rates)	2012	2013	2014	2015	2016	Thereafter	Total
PG&E Corporation
Average fixed interest rate	-	-	5.75%	-	-	-	5.75%
Fixed rate obligations	$ -	$ -	$ 350	$ -	$ -	$ -	$ 350
Utility
Average fixed interest rate	2.25%	6.25%	4.80%	-	-	5.70%	5.62%
Fixed rate obligations	$ 50
(1)
		$ 400	$ 1,000	$ -	$ -	$ 9,145	$ 10,595
Variable interest rate as of December 31, 2011	-	-	-	-	0.04%	-	0.04%
Variable rate obligations	$ -	$ -	$ -	$ -	$ 923
(2)
						$ -	$ 923
Less: current portion	(50)	-	-	-	-	-	(50)

Total consolidated long-term debt	$ -	$ 400	$ 1,350	$ -	$ 923	$ 9,145	$ 11,818

(1) These bonds, due in 2026, are subject to mandatory tender on April 2, 2012 and may be remarketed in a fixed or variable rate mode. Accordingly, the bonds have been classified for repayment purposes in 2012.

(2) These bonds, due in 2016 and 2026, are backed by letters of credit that expire on May 31, 2016.

Schedule Of Line Of Credit
	000000000000	000000000000		000000000000	000000000000	000000000000		000000000000
(in millions)	Termination Date	Facility Limit		Letters of Credit Outstanding	Borrowings	Commercial Paper		Facility Availability
PG&E Corporation	May 2016	$ 300	(1)	$-	$ -	$ -		$ 300
Utility	May 2016	3,000	(2)	343	-	1,389	(3)	1,268	(3)

Total revolving credit facilities		$ 3,300		$ 343	$ -	$ 1,389		$ 1,568

(1)

Includes a $100 million sublimit for letters of credit and a $100 million commitment for "swingline" loans, defined as loans that are made available on a same-day basis and are repayable in full within 7 days.

(2)	Includes a $1.0 billion sublimit for letters of credit and a $300 million commitment for swingline loans.
(3)	The Utility treats the amount of its outstanding commercial paper as a reduction to the amount available under its revolving credit facility.